Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.000001
Amount Registered | shares	3,691,796
Proposed Maximum Offering Price per Unit	43.205
Maximum Aggregate Offering Price	$ 159,504,046.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,027.51
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of Common Stock as reported on the Nasdaq Global Select Market on June 26, 2026, a date within five business days prior to the filing of this registration statement.